SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jan. 03, 2021
Share-based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of share options
Outstanding stock options were as follows:

Stock options issued in Canadian dollars and to be exercised on the TSX:

	Number	Weighted exercise price (CA$)

Stock options outstanding, December 30, 2018	1,993	$33.60
Changes in outstanding stock options:
Exercised	(443)	26.45
Stock options outstanding, December 29, 2019	1,550	35.65
Changes in outstanding stock options:
Exercised	(87)	24.22
Stock options outstanding, January 3, 2021	1,463	$36.33

Stock options issued in U.S. dollars and to be exercised on the NYSE:
	Number	Weighted exercise price (US$)

Stock options outstanding, December 30, 2018	669	$29.01
Changes in outstanding stock options:
Forfeited	—	—
Stock options outstanding, December 29, 2019	669	29.01
Changes in outstanding stock options:
Granted	1,387	26.43
Stock options outstanding, January 3, 2021	2,056	$27.27
The following table summarizes the average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants for fiscal 2020:

2020

Exercise price	US$26.43
Risk-free interest rate	0.39%
Expected volatility	36.47%
Expected life	5 years
Expected dividend yield	2.57%

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at January 3, 2021:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$30.46	126	1	126
CA$33.01	543	3	384
CA$38.01	511	2	511
CA$42.27	283	5	283
	1,463		1,304
US$20.77	537	7	—
US$29.01	669	4	334
US$30.00	850	7	—
	3,519		1,638

Disclosure of number and weighted average exercise prices of other equity instruments	The following table summarizes the assumptions used in the option pricing model for the SARs granted in fiscal 2020:

2020

Exercise price	US$30.00
Risk-free interest rate	0.22%
Expected volatility	43.86%
Expected life	3 years
Expected dividend yield	2.32%
Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, December 30, 2018	106	$30.82
Changes in outstanding Treasury RSUs:
Granted	18	31.51
Granted for dividends declared	1	34.14
Settled through the issuance of common shares	(11)	25.97
Treasury RSUs outstanding, December 29, 2019	114	31.42
Changes in outstanding Treasury RSUs:
Granted for dividends declared	1	12.58
Settled through the issuance of common shares	(72)	31.65
Treasury RSUs outstanding, January 3, 2021	43	$30.47
Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, December 30, 2018	1,374	$28.52
Changes in outstanding non-Treasury RSUs:
Granted	509	34.89
Granted for additional performance conditions	93	25.57
Granted for dividends declared	26	29.21
Settled - common shares	(256)	25.59
Settled - payment of withholding taxes	(170)	25.59
Forfeited	(154)	29.24
Non-Treasury RSUs outstanding, December 29, 2019	1,422	31.42
Changes in outstanding non-Treasury RSUs:
Granted	967	25.47
Granted for dividends declared	25	12.58
Settled - common shares	(128)	29.06
Settled - payment of withholding taxes	(67)	29.16
Forfeited	(342)	25.70
Non-Treasury RSUs outstanding, January 3, 2021	1,877	$29.38
Changes in outstanding DSUs were as follows:

	2020	2019

DSUs outstanding, beginning of fiscal year	235	275
Granted	90	48
Granted for dividends declared	2	3
Redeemed	(26)	(91)
DSUs outstanding, end of fiscal year	301	235

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about stock options issued and outstanding and exercisable at January 3, 2021:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$30.46	126	1	126
CA$33.01	543	3	384
CA$38.01	511	2	511
CA$42.27	283	5	283
	1,463		1,304
US$20.77	537	7	—
US$29.01	669	4	334
US$30.00	850	7	—
	3,519		1,638